Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares
Columbia AMT-Free Tax-Exempt Bond Fund (the "Fund")
Supplement dated May 31, 2011,
to the Prospectuses dated Jan. 28, 2011, each as supplemented:
Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index).
The Fund’s investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.
Each prospectus is hereby revised to add the following information to the table under the heading “Average Annual Total Returns”:

	1 year	5 years	10 years
(for periods ended Dec. 31, 2010)
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%
(reflects no deduction for fees, expenses or taxes)